Other non-current assets, net (Tables)	6 Months Ended
Jun. 30, 2017
Assets, Noncurrent [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
	As at
	Jun 30, 2017	Dec 31, 2016
Amount receivable in respect of capital leases	2,880,000	-
Equipment, fixtures & fittings	706,484	697,546
	3,586,484	697,546